Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2021
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]

	June 30,
	2021	2020
Interest expense	$9,015	$11,350
Interest income from bond repurchase	(554)	—
Amortization of financing costs	718	512
Loan expenses	163	147
Total	$9,342	$12,009